Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investment

The following table summarizes the Group’s investment balances:

	As of December 31,
	2012	2013
	$	$
Short-term investments
- Trading securities investments	—	11,341,097
- Held-to-maturity investments	49,035,610	16,846,309

Total short-term investments	49,035,610	28,187,406

Long-term investments
- Held-to-maturity investments	—	10,480,964
- Other long-term investments	3,106,692	3,197,218

Total long-term investments	3,106,692	13,678,182

Total investments	52,142,302	41,865,588